SUPPLEMENT DATED MAY 1, 1998

                                       TO

                          PROSPECTUS DATED MAY 1, 1989

                              THE EQUITY PROTECTOR

THE FOLLOWING INFORMATION MODIFIES AND SUPPLEMENTS INFORMATION PROVIDED ON PAGE 4 OF THE PROSPECTUS UNDER THE HEADING "7. HOW ARE NET PREMIUMS ALLOCATED?", AND ON PAGES 12-13 UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND":

        Beginning May 1, 1998, the Fund will offer one additional portfolio ("Portfolio"). The investment objective and polices of this new Portfolio are summarized below. There is no assurance that any of the Portfolios will achieve its stated objective. More detailed information, including a description of risks, can be found in the WRL Series Fund, Inc. ("Fund") Prospectus, which should be read carefully.

        REAL ESTATE SECURITIES PORTFOLIO: This Portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized an unrealized capital gain and losses plus income.

        WRL Investment Management, Inc. ("WRL Management"), a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Fund and manages its assets in accordance with policies and guidelines established by the Board of Directors of the Fund.

        J.P. Morgan Investment Management Inc. ("J.P. Morgan") is sub-adviser to the Money Market Portfolio and the Real Estate Securities Portfolio of the Fund. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated. WRL Management will receive monthly compensation at the current annual rate of 0.40% of the aggregate average daily net assets of the Money Market Portfolio and 0.80% of the aggregate average daily net assets of the Real Estate Securities Portfolio. From this amount as compensation for its services, J.P. Morgan will receive 0.15% of the average daily net assets of the Money Market Portfolio and 0.40% of the average daily net assets of the Real Estate Securities Portfolio.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 7, BEFORE THE SECTION ENTITLED "WESTERN RESERVE AND THE SERIES ACCOUNT" OF THE PROSPECTUS:

    The information contained in both the explanation and "Hypothetical Illustrations" is out-of-date and should not be relied upon. In addition, current hypothetical illustrations for the new Portfolios are not included in Appendix A.

THE FOLLOWING INFORMATION REPRESENTS BOTH THE ACTUAL ANNUAL EXPENSES OF THE EXISTING PORTFOLIOS INCURRED DURING 1997, AND THE ESTIMATED ANNUAL EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, OF THE NEW PORTFOLIOS:

FUND ANNUAL EXPENSES* (as a % of Fund average net assets)

                                                                               STRATEGIC
                          MONEY                                     EMERGING     TOTAL
                          MARKET    GROWTH     GLOBAL      BOND***   GROWTH      RETURN
                        PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
Management Fees           0.40%     0.80%       0.80%      0.45%      0.80%      0.80%
Other Expenses            0.08%     0.07%       0.20%      0.14%      0.13%      0.08%
 (After Reimbursement)
Total Fund Annual
  Expenses                0.48%     0.87%       1.00%      0.64%      0.93%      0.88%


                                                              TACTICAL
                        AGGRESSIVE                GROWTH &     ASSET        C.A.S.E.      VALUE
                         GROWTH       BALANCED    INCOME     ALLOCATION     GROWTH        EQUITY
                        PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
Management Fees           0.80%        0.80%      0.75%        0.80%        0.80%         0.80%
Other Expenses            0.16%        0.14%      0.21%        0.07%        0.20%         0.09%
  (After Reimbursement)
Total Fund Annual
  Expenses                0.96%        0.94%      0.96%        0.87%        1.00%         0.89%


                       INTERNATIONAL    U.S.        THIRD AVENUE      REAL ESTATE
                         EQUITY        EQUITY         VALUE           SECURITIES
                        PORTFOLIO     PORTFOLIO      PORTFOLIO**      PORTFOLIO**
Management Fees           1.00%        0.80%           0.80%           0.80%
Other Expenses            0.50%        0.50%           0.20%           0.20%
  (After Reimbursement)
Total Fund Annual
  Expenses                1.50%        1.30%           1.00%           1.00%

-----------------
* Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.
** Because the Third Avenue Value Portfolio commenced operations on January 2, 1998, and the Real Estate Securities Portfolio commenced operations on May 1, 1998, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" reflect estimates of "Other Expenses" for the first year of operation.
*** Effective January 1, 1998, the management fees for the Bond Portfolio were reduced from 0.50% to 0.45% of the Portfolio's average daily net assets. On December 16, 1997, Western Reserve received an Order from the Securities and Exchange Commission ("Commission") approving the substitution of shares of the Bond Portfolio for shares of the Short-to-Intermediate Government Portfolio. On or about December 16, 1997, the substitution was effected in accordance with the Commission's Order. As a result of the substitution, investments in the former Short-to-Intermediate Government Portfolio were automatically transferred to the Bond Sub-Account and the Short-to-Intermediate Government Sub-Account was liquidated.

        The purpose of the preceding Table is to assist the Policyowner in understanding the various costs and expenses that a Policyowner will bear directly and indirectly. The Table reflects charges and expenses of the Portfolios of the Fund for the fiscal year ended December 31, 1997, except that the "Other Expenses" and "Total Fund Annual Expenses" for the Third Avenue Value and Real Estate Securities Portfolios are estimates. Expenses of the Fund may be higher or lower in the future. Certain states and other governmental entities may impose a premium tax, which the Table does not include. For more information on the charges described in this Table, see "Charges and Deductions" on page 30 and the Fund Prospectus which accompanies this Prospectus.

        WRL Management has undertaken, until at least April 30, 1999, to pay Fund expenses on behalf of the Portfolios to the extent normal operating expenses of a Portfolio exceed a stated percentage of each Portfolio's average daily net assets. The expenses limitation for the Aggressive Growth, Emerging Growth, Growth, Global, Balanced, Strategic Total Return, Growth & Income, Tactical Asset Allocation, Value Equity, Third Avenue

Value, and C.A.S.E. Growth Portfolios is 1.00% of the average daily net assets; 0.70% of the average daily net assets for the Bond and Money Market Portfolios; 1.50% of the average daily net assets of the International Equity Portfolio; and 1.30% of the average daily net assets of the U.S. Equity Portfolio. In 1997, WRL Management, the Fund's Investment Adviser, reimbursed the C.A.S.E. Growth Portfolio in the amount of $50,000, the International Equity Portfolio the in amount of $179,000 and the U.S. Equity Portfolio in the amount of $29,000. Without such reimbursements, the total annual Fund expenses during 1997 for the C.A.S.E. Growth Portfolio, International Equity Portfolio and U.S. Equity Portfolio would have been 1.13%, 3.12% and 1.49%, respectively. See the Fund's Prospectus for a description of the expense limitation applicable to each Portfolio.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE THIRD PARAGRAPH ON PAGE 7 OF THE PROSPECTUS UNDER THE HEADING "WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO":

        Western Reserve is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE FIRST PARAGRAPH ON PAGE 7 OF THE PROSPECTUS ENTITLED "PUBLISHED RATINGS OF WESTERN RESERVE" UNDER THE HEADING "WESTERN RESERVE AND THE SERIES ACCOUNT - WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO":

These ratings do not apply to the Series Account, its Sub-Accounts, the Fund, its Portfolios or to their performance.

THE FOLLOWING SENTENCE IS ADDED TO PAGE 16 OF THE PROSPECTUS AFTER THE FIRST SENTENCE UNDER THE PARAGRAPH ENTITLED "LAPSE" UNDER THE HEADING "POLICY LAPSE AND REINSTATEMENT":

Conversely, paying all Planned Periodic Premium payments will not necessarily guarantee that the Policy will not lapse. For instance, if the conditions explained below are not met, the Policy may lapse prior to the No Lapse Date.

THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH ON PAGE 28 OF THE PROSPECTUS UNDER SECTION "4. DISTRIBUTION FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS" UNDER THE HEADING "TAX TREATMENT OF POLICY BENEFITS":

        Loans from, or secured by, a Policy that is not a modified endowment contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Policyowner. However, the tax treatment of a loan from a Policy that is not a modified endowment contract is uncertain to the extent that the interest rate credited is equal to the interest rate charged on the amount borrowed. A tax advisor should be consulted.

THE FOLLOWING PARAGRAPHS ARE ADDED TO PAGE 28 OF THE PROSPECTUS UNDER THE HEADING "TAX TREATMENT OF POLICY BENEFITS":

        8. BUSINESS-OWNED LIFE INSURANCE. In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

        The individual situation of each Policyowner or beneficiary will determine the extent, if any, to which Federal, state and local transfer taxes may be imposed. Consult with your tax advisor for specific information in connection with these taxes.

POSSIBLE TAX LAW CHANGES

        Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the Federal taxation of this Policy. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Policy.

THE FOLLOWING PARAGRAPH REPLACES THE PARAGRAPH ON PAGE 31 OF THE PROSPECTUS UNDER THE HEADING "LEGAL PROCEEDINGS":

        Western Reserve, like other life insurance companies, is involved in lawsuits. Western Reserve is not aware of any class action lawsuits naming it as a Defendant or involving the Series Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Western Reserve believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Series Account or Western Reserve.

THE FOLLOWING NEW SECTION IS ADDED TO PAGE 32 OF THE PROSPECTUS AFTER THE HEADING "ADDITIONAL INFORMATION":

                                YEAR 2000 MATTERS

        In October 1996, Western Reserve adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. Western Reserve has also engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the Plan.

        As of the date of this Prospectus, Western Reserve has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

        The Year 2000 computer problem, and its resolution, is complex and multifaceted, and success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with the appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, Western Reserve's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. See the Fund's prospectus for information on the Fund's preparation for Year 2000.

THE FIFTH PARAGRAPH ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A ILLUSTRATION OF BENEFITS" IS CHANGED, AS FOLLOWS:

    The amounts shown for the death benefits, Cash Values and Net Surrender Values take into account (1) the daily charge for assuming mortality and expense risks assessed against each Sub-Account which is equivalent to an annual charge of 0.90% of the average net assets of the Sub-Accounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.95% of the average daily net assets of the Portfolios of the Fund; and (3) all applicable premium expense charges and Cash Value charges. The 0.95% expense level assumes an equal allocation of amounts among the sixteen Sub-Accounts and is based on an average 0.76% investment advisory fee and estimated 1997 average normal operating expenses of 0.19% for each of the Portfolios in operation during 1997. Calculation of the average annual expense level utilized annualized actual audited expenses incurred during 1997 for the Money Market (0.48%), Bond (0.64%), Growth (0.87%), Strategic Total Return (0.88%), Emerging Growth (0.93%), Global (1.00%), Aggressive Growth (0.96%), Balanced (0.94%), Growth & Income (0.96%), C.A.S.E. Growth (1.00%), Tactical Asset Allocation (0.87%), Value Equity (0.89%), International Equity (1.50%), and U.S. Equity (1.30%). In addition, because the Third Avenue Value and Real Estate Securities Portfolios had not commenced operations as of December 31, 1997, the estimated average annual Portfolio expense level reflects estimated expenses for each of these Portfolios at 1.00% for 1998. WRL Management has undertaken until April 30, 1999 to pay expenses to the extent normal operating expenses of a Portfolio exceed a stated percentage of the Portfolio's average daily net assets. Taking into account the assumed charges of 1.85%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.85%, 4.15%, and 10.15%.

WRL00193

                            WRL SERIES LIFE ACCOUNT


                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policy Owners of the WRL Series Life Account
     In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Life Account") at December 31, 1997, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Life Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



     PRICE WATERHOUSE LLP
     Kansas City, Missouri
     January 30, 1998

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1997
All amounts (except unit value, units and shares) in thousands

                                               Money Market           Bond              Growth
                                               Sub-Account        Sub-Account        Sub-Account
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................         16,381,111         1,581,226          12,215,272
                                            =================   ===============   =================
   Cost ..................................  $          16,381   $        17,287   $         359,253
                                            =================   ===============   =================
  Investments at net asset value .........  $          16,381   $        17,618   $         450,062
  Accrued transfers from depositor .......                 59                39                 209
                                            -----------------   ---------------   -----------------
   Total assets ..........................             16,440            17,657             450,271
                                            -----------------   ---------------   -----------------
LIABILITIES: .............................                  0                 0                   0
                                            -----------------   ---------------   -----------------
   Net assets ............................  $          16,440   $        17,657   $         450,271
                                            =================   ===============   =================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units .................................   1,019,515.089795    835,870.193630    7,972,011.504966
                                            =================   ===============   =================
   Unit value ............................  $       16.125159   $     21.123535   $       56.481417
                                            =================   ===============   =================
   Policy Owners' equity .................  $          16,440   $        17,657   $         450,271
                                            -----------------   ---------------   -----------------
 Depositor's equity:
   Units .................................                N/A               N/A                 N/A
                                            =================   ===============   =================
   Unit value ............................  $             N/A   $           N/A   $             N/A
                                            =================   ===============   =================
   Depositor's equity ....................  $             N/A   $           N/A   $             N/A
                                            -----------------   ---------------   -----------------
   Total equity ..........................  $          16,440   $        17,657   $         450,271
                                            =================   ===============   =================

                                                                     Strategic
                                                   Global           Total Return      Emerging Growth    Aggressive Growth
                                                Sub-Account       Sub-Account (a)       Sub-Account         Sub-Account
 ASSETS:
  Investments
   Investment in WRL Series Fund, Inc.:
    Shares ................................          7,604,927           5,163,177           8,082,693           5,890,842
                                             =================   =================   =================   =================
    Cost ..................................  $         135,839   $          66,903   $         133,448   $          85,485
                                             =================   =================   =================   =================
   Investments at net asset value .........  $         144,823   $          80,673   $         164,625   $          94,517
   Accrued transfers from depositor .......                194                  80                  77                 135
                                             -----------------   -----------------   -----------------   -----------------
    Total assets ..........................            145,017              80,753             164,702              94,652
                                             -----------------   -----------------   -----------------   -----------------
 LIABILITIES: .............................                  0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
    Net assets ............................  $         145,017   $          80,753   $         164,702   $          94,652
                                             =================   =================   =================   =================
 EQUITY ACCOUNTS:
  Policy Owners' equity:
    Units .................................   8,144,902.999720    4,270,324.925754    7,013,376.822852    5,230,271.098013
                                             =================   =================   =================   =================
    Unit value ............................  $       17.804656   $       18.910375   $       23.484030   $       18.096966
                                             =================   =================   =================   =================
    Policy Owners' equity .................  $         145,017   $          80,753   $         164,702   $          94,652
                                             -----------------   -----------------   -----------------   -----------------
  Depositor's equity:
    Units .................................                N/A                 N/A                 N/A                 N/A
                                             =================   =================   =================   =================
    Unit value ............................  $             N/A   $             N/A   $             N/A   $             N/A
                                             =================   =================   =================   =================
    Depositor's equity ....................  $             N/A   $             N/A   $             N/A   $             N/A
                                             -----------------   -----------------   -----------------   -----------------
    Total equity ..........................  $         145,017   $          80,753   $         164,702   $          94,652
                                             =================   =================   =================   =================

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1997
All amounts (except unit value, units and shares) in thousands


                                                                        Growth &          Tactical Asset
                                                    Balanced             Income             Allocation
                                                  Sub-Account       Sub-Account (b)        Sub-Account
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................            891,005             718,410             2,124,794
                                                ===============     ===============     =================
   Cost ....................................    $        10,023     $         8,540     $          26,436
                                                ===============     ===============     =================
  Investments at net asset value ...........    $        10,700     $         9,022     $          28,925
  Accrued transfers from depositor .........                 16                  41                   198
                                                ---------------     ---------------     -----------------
   Total assets ............................             10,716               9,063                29,123
                                                ---------------     ---------------     -----------------
LIABILITIES: ...............................                  0                   0                     0
                                                ---------------     ---------------     -----------------
   Net assets ..............................    $        10,716     $         9,063     $          29,123
                                                ===============     ===============     =================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units ...................................     756,353.665747      563,129.649597      1,867,261.033017
                                                ===============     ===============     =================
   Unit value ..............................    $     14.168361     $     16.093919     $       15.596453
                                                ===============     ===============     =================
   Policy Owners' equity ...................    $        10,716     $         9,063     $          29,123
                                                ---------------     ---------------     -----------------
 Depositor's equity:
   Units ...................................                N/A                 N/A                   N/A
                                                ===============     ===============     =================
   Unit value ..............................    $           N/A     $           N/A     $             N/A
                                                ===============     ===============     =================
   Depositor's equity ......................    $           N/A     $           N/A     $             N/A
                                                ---------------     ---------------     -----------------
   Total equity ............................    $        10,716     $         9,063     $          29,123
                                                ===============     ===============     =================


                                              C.A.S.E. Growth      Value Equity     International Equity     U.S. Equity
                                                Sub-Account        Sub-Account         Sub-Account (c)     Sub-Account (c)
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................          851,094           1,916,676              213,262             265,402
                                              ===============   =================      ===============     ===============
   Cost ....................................  $        12,159   $          23,473      $         2,386     $         3,232
                                              ===============   =================      ===============     ===============
  Investments at net asset value ...........  $        11,924   $          26,651      $         2,283     $         3,247
  Accrued transfers from depositor .........               22                  63                    6                  11
                                              ---------------   -----------------      ---------------     ---------------
  Total assets .............................           11,946              26,714                2,289               3,258
                                              ---------------   -----------------      ---------------     ---------------
LIABILITIES: ...............................                0                   0                    0                   0
                                              ---------------   -----------------      ---------------     ---------------
   Net assets ..............................  $        11,946   $          26,714      $         2,289     $         3,258
                                              ===============   =================      ===============     ===============
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units ...................................   969,379.081066    1,915,887.724063       214,889.042226      258,812.833059
                                              ===============   =================      ===============     ===============
   Unit value ..............................  $     12.322854   $       13.943236      $     10.654082     $     12.588589
                                              ===============   =================      ===============     ===============
   Policy Owners' equity ...................  $        11,946   $          26,714      $         2,289     $         3,258
                                              ---------------   -----------------      ---------------     ---------------
 Depositor's equity:
   Units ...................................              N/A                 N/A                  N/A                 N/A
                                              ===============   =================      ===============     ===============
   Unit value ..............................  $           N/A   $             N/A      $           N/A     $           N/A
                                              ===============   =================      ===============     ===============
   Depositor's equity ......................  $           N/A   $             N/A      $           N/A     $           N/A
                                              ---------------   -----------------      ---------------     ---------------
   Total equity ............................  $        11,946   $          26,714      $         2,289     $         3,258
                                              ===============   =================      ===============     ===============

----------

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was January 2, 1997.

WRL SERIES LIFE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 1997
All amounts in thousands

                                                                                Money Market       Bond        Growth
                                                                                 Sub-Account   Sub-Account   Sub-Account
INVESTMENT INCOME:
 Dividend income .............................................................      $ 772        $   778      $  3,046
 Capital gain distributions ..................................................          0              0        44,809
                                                                                    -----        -------      --------
                                                                                      772            778        47,855
EXPENSES:
 Mortality and expense risk ..................................................        133            117         3,649
                                                                                    -----        -------      --------
  Net investment income (loss) ...............................................        639            661        44,206
                                                                                    -----        -------      --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ......................          0           (191)        5,459
  Change in unrealized appreciation (depreciation) ...........................          0            609         9,779
                                                                                    -----        -------      --------
   Net gain (loss) on investments ............................................          0            418        15,238
                                                                                    -----        -------      --------
    Net increase (decrease) in equity accounts resulting from operations .....      $ 639        $ 1,079      $ 59,444
                                                                                    =====        =======      ========

                                                                               Global
                                                                            Sub-Account
 INVESTMENT INCOME:
  Dividend income ........................................................   $  8,033
  Capital gain distributions .............................................      8,885
                                                                             --------
                                                                               16,918
 EXPENSES:
  Mortality and expense risk .............................................      1,059
                                                                             --------
   Net investment income (loss) ..........................................     15,859
                                                                             --------
 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions .................        910
   Change in unrealized appreciation (depreciation) ......................       (105)
                                                                             --------
    Net gain (loss) on investments .......................................        805
                                                                             --------
     Net increase (decrease) in equity accounts resulting from operations    $ 16,664
                                                                             ========

                                                                               Strategic        Emerging    Aggressive
                                                                              Total Return       Growth       Growth
                                                                            Sub-Account (a)   Sub-Account   Sub-Account
 INVESTMENT INCOME:
  Dividend income ........................................................      $  1,894        $      0     $  2,430
  Capital gain distributions .............................................         4,821          15,057        6,045
                                                                                --------        --------     --------
                                                                                   6,715          15,057        8,475
 EXPENSES:
  Mortality and expense risk .............................................           614           1,216          680
                                                                                --------        --------     --------
   Net investment income (loss) ..........................................         6,101          13,841        7,795
                                                                                --------        --------     --------
 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions .................           484           2,278        1,053
   Change in unrealized appreciation (depreciation) ......................         6,037           8,654        5,471
                                                                                --------        --------     --------
    Net gain (loss) on investments .......................................         6,521          10,932        6,524
                                                                                --------        --------     --------
     Net increase (decrease) in equity accounts resulting from operations       $ 12,622        $ 24,773     $ 14,319
                                                                                ========        ========     ========

WRL SERIES LIFE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 1997
All amounts in thousands


                                                                                             Growth &      Tactical Asset
                                                                             Balanced         Income         Allocation
                                                                           Sub-Account   Sub-Account (b)    Sub-Account
INVESTMENT INCOME:
 Dividend income ........................................................    $   548         $   670          $ 1,051
 Capital gain distributions .............................................        521             603            1,072
                                                                             -------         -------          -------
                                                                               1,069           1,273            2,123
EXPENSES:
 Mortality and expense risk .............................................         77              59              210
                                                                             -------         -------          -------
  Net investment income (loss) ..........................................        992           1,214            1,913
                                                                             -------         -------          -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................        114             137              339
  Change in unrealized appreciation (depreciation) ......................        112             146            1,023
                                                                             -------         -------          -------
   Net gain (loss) on investments .......................................        226             283            1,362
                                                                             -------         -------          -------
    Net increase (decrease) in equity accounts resulting from operations     $ 1,218         $ 1,497          $ 3,275
                                                                             =======         =======          =======


                                                                           C.A.S.E. Growth   Value Equity
                                                                             Sub-Account      Sub-Account
INVESTMENT INCOME:
 Dividend income ........................................................      $   979          $   292
 Capital gain distributions .............................................           85               46
                                                                               -------          -------
                                                                                 1,064              338
EXPENSES:
 Mortality and expense risk .............................................           70              155
                                                                               -------          -------
  Net investment income (loss) ..........................................          994              183
                                                                               -------          -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................          205              393
  Change in unrealized appreciation (depreciation) ......................         (457)           2,645
                                                                               -------          -------
   Net gain (loss) on investments .......................................         (252)           3,038
                                                                               -------          -------
    Net increase (decrease) in equity accounts resulting from operations       $   742          $ 3,221
                                                                               =======          =======



                                                                            International         U.S.
                                                                                Equity           Equity
                                                                           Sub-Account (c)   Sub-Account (c)
INVESTMENT INCOME:
 Dividend income ........................................................      $    10            $ 108
 Capital gain distributions .............................................            0               11
                                                                               -------            -----
                                                                                    10              119
EXPENSES:
 Mortality and expense risk .............................................           14               12
                                                                               -------            -----
  Net investment income (loss) ..........................................           (4)             107
                                                                               --------           -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................          134               81
  Change in unrealized appreciation (depreciation) ......................         (103)              15
                                                                               -------            -----
   Net gain (loss) on investments .......................................           31               96
                                                                               -------            -----
    Net increase (decrease) in equity accounts resulting from operations       $    27            $ 203
                                                                               =======            =====

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was January 2, 1997.

WRL SERIES LIFE ACCOUNT
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year ended
All amounts in thousands


                                                                  Money Market                 Bond
                                                                   Sub-Account             Sub-Account
                                                                   December 31             December 31
                                                             ----------------------- ------------------------
                                                                 1997        1996        1997        1996
                                                             ----------- ----------- ----------- ------------
OPERATIONS:
  Net investment income (loss) .............................  $    639    $    491    $    661     $    553
  Net gain (loss) on investments ...........................         0           0         418         (614)
                                                              --------    --------    --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................       639         491       1,079          (61)
                                                              --------    --------    --------     --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................     7,719       5,217       7,506        3,452
                                                              --------    --------    --------     --------
  Less cost of units redeemed:
   Administrative charges ..................................     3,108       2,639       1,633        1,314
   Policy loans ............................................       687         286         428          191
   Surrender benefits ......................................       854         776         437          339
   Death benefits ..........................................         9          26          15           28
                                                              --------    --------    --------     --------
                                                                 4,658       3,727       2,513        1,872
                                                              --------    --------    --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................     3,061       1,490       4,993        1,580
                                                              --------    --------    --------     --------
   Net increase (decrease) in equity accounts ..............     3,700       1,981       6,072        1,519
  Depositor's equity contribution (net redemption) .........         0           0           0            0
EQUITY ACCOUNTS:
  Beginning of period ......................................    12,740      10,759      11,585       10,066
                                                              --------    --------    --------     --------
  End of period ............................................  $ 16,440    $ 12,740    $ 17,657     $ 11,585
                                                              ========    ========    ========     ========



                                                                      Growth
                                                                    Sub-Account
                                                                    December 31
                                                             -------------------------
                                                                 1997         1996
                                                             ------------ ------------
OPERATIONS:
  Net investment income (loss) .............................  $  44,206    $  19,310
  Net gain (loss) on investments ...........................     15,238       26,919
                                                              ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................     59,444       46,229
                                                              ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................    106,236       91,556
                                                              ---------    ---------
  Less cost of units redeemed:
   Administrative charges ..................................     37,231       29,331
   Policy loans ............................................     11,212        8,443
   Surrender benefits ......................................     15,746       12,386
   Death benefits ..........................................        711          601
                                                              ---------    ---------
                                                                 64,900       50,761
                                                              ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................     41,336       40,795
                                                              ---------    ---------
   Net increase (decrease) in equity accounts ..............    100,780       87,024
  Depositor's equity contribution (net redemption) .........          0            0
EQUITY ACCOUNTS:
  Beginning of period ......................................    349,491      262,467
                                                              ---------    ---------
  End of period ............................................  $ 450,271    $ 349,491
                                                              =========    =========


                                                                                                     Strategic
                                                                         Global                    Total Return
                                                                       Sub-Account                Sub-Account (a)
                                                                       December 31                  December 31
                                                               ---------------------------   -------------------------
                                                                   1997           1996           1997          1996
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) .............................    $  15,859       $  6,524      $  6,101      $  2,646
  Net gain (loss) on investments ...........................          805          6,374         6,521         3,636
                                                                ---------       --------      --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................       16,664         12,898        12,622         6,282
                                                                ---------       --------      --------      --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................       64,272         43,697        22,072        16,832
                                                                ---------       --------      --------      --------
  Less cost of units redeemed:
   Administrative charges ..................................       12,590          6,463         6,025         4,528
   Policy loans ............................................        2,948          1,466         1,624           921
   Surrender benefits ......................................        3,391          2,226         2,044         1,301
   Death benefits ..........................................          149             62           148           112
                                                                ---------       --------      --------      --------
                                                                   19,078         10,217         9,841         6,862
                                                                ---------       --------      --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................       45,194         33,480        12,231         9,970
                                                                ---------       --------      --------      --------
   Net increase (decrease) in equity accounts ..............       61,858         46,378        24,853        16,252
  Depositor's equity contribution (net redemption) .........            0           (268)            0             0
EQUITY ACCOUNTS:
  Beginning of period ......................................       83,159         37,049        55,900        39,648
                                                                ---------       --------      --------      --------
  End of period ............................................    $ 145,017       $ 83,159      $ 80,753      $ 55,900
                                                                =========       ========      ========      ========

WRL SERIES LIFE ACCOUNT
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year ended
All amounts in thousands


                                                                  Emerging Growth
                                                                    Sub-Account
                                                                    December 31
                                                             -------------------------
                                                                 1997         1996
                                                             ------------ ------------
OPERATIONS:
  Net investment income (loss) .............................  $  13,841    $   3,935
  Net gain (loss) on investments ...........................     10,932        9,284
                                                              ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................     24,773       13,219
                                                              ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................     54,392       40,944
                                                              ---------    ---------
  Less cost of units redeemed:
   Administrative charges ..................................     14,518        9,201
   Policy loans ............................................      3,692        2,096
   Surrender benefits ......................................      3,986        2,754
   Death benefits ..........................................        192           92
                                                              ---------    ---------
                                                                 22,388       14,143
                                                              ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................     32,004       26,801
                                                              ---------    ---------
   Net increase (decrease) in equity accounts ..............     56,777       40,020
  Depositor's equity contribution (net redemption) .........          0            0
EQUITY ACCOUNTS:
  Beginning of period ......................................    107,925       67,905
                                                              ---------    ---------
  End of period ............................................  $ 164,702    $ 107,925
                                                              =========    =========



                                                                Aggressive Growth           Balanced
                                                                   Sub-Account             Sub-Account
                                                                   December 31             December 31
                                                             ----------------------- -----------------------
                                                                 1997        1996        1997        1996
                                                             ----------- ----------- ----------- -----------
OPERATIONS:
  Net investment income (loss) .............................  $  7,795    $  1,139    $    992     $   154
  Net gain (loss) on investments ...........................     6,524       2,797         226         341
                                                              --------    --------    --------     -------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................    14,319       3,936       1,218         495
                                                              --------    --------    --------     -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................    40,282      26,224       4,373       3,090
                                                              --------    --------    --------     -------
  Less cost of units redeemed:
   Administrative charges ..................................     9,888       6,413         958         575
   Policy loans ............................................     1,926         863         179          78
   Surrender benefits ......................................     2,485       1,350         153          85
   Death benefits ..........................................        58          30           3           4
                                                              --------    --------    --------     -------
                                                                14,357       8,656       1,293         742
                                                              --------    --------    --------     -------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................    25,925      17,568       3,080       2,348
                                                              --------    --------    --------     -------
   Net increase (decrease) in equity accounts ..............    40,244      21,504       4,298       2,843
  Depositor's equity contribution (net redemption) .........         0           0           0        (220)
EQUITY ACCOUNTS:
  Beginning of period ......................................    54,408      32,904       6,418       3,795
                                                              --------    --------    --------     -------
  End of period ............................................  $ 94,652    $ 54,408    $ 10,716     $ 6,418
                                                              ========    ========    ========     =======


                                                                   Growth &            Tactical Asset
                                                                    Income               Allocation
                                                                Sub-Account (b)          Sub-Account
                                                                  December 31            December 31
                                                             --------------------- -----------------------
                                                                1997       1996        1997        1996
                                                             --------- ----------- ----------- -----------
OPERATIONS:
  Net investment income (loss) .............................  $ 1,214    $   246    $  1,913    $    584
  Net gain (loss) on investments ...........................      283        210       1,362       1,179
                                                              -------    -------    --------    --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................    1,497        456       3,275       1,763
                                                              -------    -------    --------    --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................    3,232      3,245      11,386       9,062
                                                              -------    -------    --------    --------
  Less cost of units redeemed:
   Administrative charges ..................................      733        440       2,219       1,135
   Policy loans ............................................      163         73         463         306
   Surrender benefits ......................................      260         82         742         866
   Death benefits ..........................................       11          3          60          18
                                                              -------    -------    --------    --------
                                                                1,167        598       3,484       2,325
                                                              -------    -------    --------    --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................    2,065      2,647       7,902       6,737
                                                              -------    -------    --------    --------
   Net increase (decrease) in equity accounts ..............    3,562      3,103      11,177       8,500
  Depositor's equity contribution (net redemption) .........        0       (233)          0           0
EQUITY ACCOUNTS:
  Beginning of period ......................................    5,501      2,631      17,946       9,446
                                                              -------    -------    --------    --------
  End of period ............................................  $ 9,063    $ 5,501    $ 29,123    $ 17,946
                                                              =======    =======    ========    ========



                                                                 C.A.S.E. Growth
                                                                   Sub-Account
                                                                   December 31
                                                             -----------------------
                                                                 1997        1996
                                                             ------------ ----------
OPERATIONS:
  Net investment income (loss) .............................   $    994    $    70
  Net gain (loss) on investments ...........................       (252)       228
                                                               --------    -------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................        742        298
                                                               --------    -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................      8,029      4,302
                                                               --------    -------
  Less cost of units redeemed:
   Administrative charges ..................................        970        140
   Policy loans ............................................        146          7
   Surrender benefits ......................................        144         12
   Death benefits ..........................................          6          0
                                                               --------    -------
                                                                  1,266        159
                                                               --------    -------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................      6,763      4,143
                                                               --------    -------
   Net increase (decrease) in equity accounts ..............      7,505      4,441
  Depositor's equity contribution (net redemption) .........        (25)        25
EQUITY ACCOUNTS:
  Beginning of period ......................................      4,466          0
                                                               --------    -------
  End of period ............................................   $ 11,946    $ 4,466
                                                               ========    =======

WRL SERIES LIFE ACCOUNT
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year ended
All amounts in thousands


                                                                     Value Equity
                                                                     Sub-Account
                                                                     December 31
                                                               ------------------------
                                                                   1997        1996 (c)
                                                               ------------   ---------
OPERATIONS:
  Net investment income (loss) .............................     $    183      $    19
  Net gain (loss) on investments ...........................        3,038          603
                                                                 --------      -------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................        3,221          622
                                                                 --------      -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................       17,023        8,292
                                                                 --------      -------
  Less cost of units redeemed:
   Administrative charges ..................................        1,257          153
   Policy loans ............................................          542           36
   Surrender benefits ......................................          388           38
   Death benefits ..........................................            0            0
                                                                 --------      -------
                                                                    2,187          227
                                                                 --------      -------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................       14,836        8,065
                                                                 --------      -------
   Net increase (decrease) in equity accounts ..............       18,057        8,687
  Depositor's equity contribution (net redemption) .........         (230)         200
EQUITY ACCOUNTS:
  Beginning of period ......................................        8,887            0
                                                                 --------      -------
  End of period ............................................     $ 26,714      $ 8,887
                                                                 ========      =======


                                                                International        U.S.
                                                                    Equity          Equity
                                                                 Sub-Account      Sub-Account
                                                                 December 31      December 31
                                                                   1997 (d)        1997 (d)
                                                               ---------------   ------------
OPERATIONS:
  Net investment income (loss) .............................       $    (4)         $   107
  Net gain (loss) on investments ...........................            31               96
                                                                   -------          -------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................            27              203
                                                                   -------          -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................         2,458            3,208
                                                                   -------          -------
  Less cost of units redeemed:
   Administrative charges ..................................           117               91
   Policy loans ............................................            59               56
   Surrender benefits ......................................            14                9
   Death benefits ..........................................             0                0
                                                                   -------          -------
                                                                       190              156
                                                                   -------          -------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................         2,268            3,052
                                                                   -------          -------
   Net increase (decrease) in equity accounts ..............         2,295            3,255
  Depositor's equity contribution (net redemption) .........            (6)               3
EQUITY ACCOUNTS:
  Beginning of period ......................................             0                0
                                                                   -------          -------
  End of period ............................................       $ 2,289          $ 3,258
                                                                   =======          =======

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was May 1, 1996.
(d) The inception date of this sub-account was January 2, 1997.

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                       Money Market Sub-Account
                                                                              December 31
                                                                       -------------------------
                                                                           1997         1996
                                                                       ------------ ------------
Accumulation unit value, beginning of period .........................   $  15.45     $  14.83
 Income from operations:
  Net investment income (loss) .......................................       0.68         0.62
  Net realized and unrealized gain (loss) on investments .............       0.00         0.00
                                                                         --------     --------
   Total income (loss) from operations ...............................       0.68         0.62
                                                                         --------     --------
Accumulation unit value, end of period ...............................   $  16.13     $  15.45
                                                                         ========     ========
Total return (a) .....................................................       4.37%        4.17%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 16,440     $ 12,740
 Ratios of net investment income (loss) to average net assets (b) ....       4.28%        4.07%



                                                                             Money Market Sub-Account
                                                                                   December 31
                                                                       ------------------------------------
                                                                           1995         1994        1993
                                                                       ------------ ----------- -----------
Accumulation unit value, beginning of period .........................   $  14.19     $ 13.84     $ 13.63
 Income from operations:
  Net investment income (loss) .......................................       0.64        0.35        0.21
  Net realized and unrealized gain (loss) on investments .............       0.00        0.00        0.00
                                                                         --------     -------     -------
   Total income (loss) from operations ...............................       0.64        0.35        0.21
                                                                         --------     -------     -------
Accumulation unit value, end of period ...............................   $  14.83     $ 14.19     $ 13.84
                                                                         ========     =======     =======
Total return (a) .....................................................       4.49%       2.58%       1.52%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 10,759     $ 9,706     $ 4,985
 Ratios of net investment income (loss) to average net assets (b) ....       4.37%       2.66%       1.51%


                                                                           Bond Sub-Account
                                                                              December 31
                                                                       -------------------------
                                                                           1997         1996
                                                                       ------------ ------------
Accumulation unit value, beginning of period .........................   $  19.53     $ 19.67
 Income from operations:
  Net investment income (loss) .......................................       1.01        0.99
  Net realized and unrealized gain (loss) on investments .............       0.58       (1.13)
                                                                         --------     -------
   Total income (loss) from operations ...............................       1.59       (0.14)
                                                                         --------     -------
Accumulation unit value, end of period ...............................   $  21.12     $ 19.53
                                                                         ========     =======
Total return (a) .....................................................       8.18%      (0.75%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 17,657     $ 11,585
 Ratios of net investment income (loss) to average net assets (b) ....       5.06%       5.34%



                                                                                Bond Sub-Account
                                                                                  December 31
                                                                       ----------------------------------
                                                                           1995        1994        1993
                                                                       ----------- ------------ ---------
Accumulation unit value, beginning of period .........................   $ 16.14     $  17.50    $ 15.57
 Income from operations:
  Net investment income (loss) .......................................      1.05         0.89       2.11
  Net realized and unrealized gain (loss) on investments .............      2.48        (2.25)     (0.18)
                                                                         -------     --------    -------
   Total income (loss) from operations ...............................      3.53        (1.36)      1.93
                                                                         -------     --------    -------
Accumulation unit value, end of period ...............................   $ 19.67     $  16.14    $ 17.50
                                                                         =======     ========    =======
Total return (a) .....................................................     21.89%       (7.77%)    12.40%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $10,066     $  6,259    $ 6,985
 Ratios of net investment income (loss) to average net assets (b) ....      5.80%        5.57%     12.92%


                                                                           Growth Sub-Account
                                                                               December 31
                                                                       ---------------------------
                                                                            1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $   48.48     $   41.47
 Income from operations:
  Net investment income (loss) .......................................        5.83          2.88
  Net realized and unrealized gain (loss) on investments .............        2.17          4.13
                                                                         ---------     ---------
   Total income (loss) from operations ...............................        8.00          7.01
                                                                         ---------     ---------
Accumulation unit value, end of period ...............................   $   56.48     $   48.48
                                                                         =========     =========
Total return (a) .....................................................       16.50%        16.91%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 450,271     $ 349,491
 Ratios of net investment income (loss) to average net assets (b) ....       10.84%         6.41%



                                                                                   Growth Sub-Account
                                                                                      December 31
                                                                       ------------------------------------------
                                                                            1995          1994           1993
                                                                       ------------- -------------- -------------
Accumulation unit value, beginning of period .........................   $   28.44      $  31.30      $   30.37
 Income from operations:
  Net investment income (loss) .......................................        3.89          0.04           0.46
  Net realized and unrealized gain (loss) on investments .............        9.14         (2.90)          0.47
                                                                         ---------      --------      ---------
   Total income (loss) from operations ...............................       13.03         (2.86)          0.93
                                                                         ---------      --------      ---------
Accumulation unit value, end of period ...............................   $   41.47      $  28.44      $   31.30
                                                                         =========      ========      =========
Total return (a) .....................................................       45.81%        (9.13%)         3.06%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 262,467      $ 161,490     $ 169,757
 Ratios of net investment income (loss) to average net assets (b) ....       11.05%         0.16%          1.56%

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED




                                                                                       Global Sub-Account
                                                                                          December 31
                                                                       --------------------------------------------------
                                                                            1997         1996        1995      1994 (d)
                                                                       ------------- ----------- ----------- ------------
Accumulation unit value, beginning of period .........................   $   15.13     $ 11.95     $  9.80     $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        2.30        1.50        0.45        0.71
  Net realized and unrealized gain (loss) on investments .............        0.37        1.68        1.70       (0.91)
                                                                         ---------     -------     -------     -------
   Total income (loss) from operations ...............................        2.67        3.18        2.15       (0.20)
                                                                         ---------     -------     -------     -------
Accumulation unit value, end of period ...............................   $   17.80     $ 15.13     $ 11.95     $  9.80
                                                                         =========     =======     =======     =======
Total return (a) .....................................................       17.69%      26.60%      21.96%      (2.02%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 145,017     $83,159     $37,049     $ 21,672
 Ratios of net investment income (loss) to average net assets (b) ....       13.39%      11.09%       4.25%       8.86%


                                                                       Strategic Total Return
                                                                           Sub-Account (h)
                                                                             December 31
                                                                       -----------------------
                                                                           1997        1996
                                                                       ----------- -----------
Accumulation unit value, beginning of period .........................   $ 15.66     $ 13.74
 Income from operations:
  Net investment income (loss) .......................................      1.56        0.82
  Net realized and unrealized gain (loss) on investments .............      1.69        1.10
                                                                         -------     -------
   Total income (loss) from operations ...............................      3.25        1.92
                                                                         -------     -------
Accumulation unit value, end of period ...............................   $ 18.91     $ 15.66
                                                                         =======     =======
Total return (a) .....................................................     20.77%      13.97%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $80,753     $55,900
 Ratios of net investment income (loss) to average net assets (b) ....      8.89%       5.76%



                                                                        Strategic Total Return Sub-Account
                                                                                 Sub-Account (h)
                                                                                   December 31
                                                                       ------------------------------------
                                                                           1995        1994       1993 (c)
                                                                       ----------- ------------ -----------
Accumulation unit value, beginning of period .........................   $ 11.12     $ 11.28      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................      0.68        0.18         0.19
  Net realized and unrealized gain (loss) on investments .............      1.94       (0.34)        1.09
                                                                         -------     -------      -------
   Total income (loss) from operations ...............................      2.62       (0.16)        1.28
                                                                         -------     -------      -------
Accumulation unit value, end of period ...............................   $ 13.74     $ 11.12      $ 11.28
                                                                         =======     =======      =======
Total return (a) .....................................................     23.55%      (1.42%)      12.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $39,648     $23,649      $13,343
 Ratios of net investment income (loss) to average net assets (b) ....      5.47%       1.93%        2.27%


                                                                       Emerging Growth Sub-Account
                                                                               December 31
                                                                       ---------------------------
                                                                            1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $   19.51     $   16.56
 Income from operations:
  Net investment income (loss) .......................................        2.20          0.82
  Net realized and unrealized gain (loss) on investments .............        1.77          2.13
                                                                         ---------     ---------
   Total income (loss) from operations ...............................        3.97          2.95
                                                                         ---------     ---------
Accumulation unit value, end of period ...............................   $   23.48     $   19.51
                                                                         =========     =========
Total return (a) .....................................................       20.37%        17.82%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 164,702     $ 107,925
 Ratios of net investment income (loss) to average net assets (b) ....       10.18%         4.51%



                                                                           Emerging Growth Sub-Account
                                                                                   December 31
                                                                       ------------------------------------
                                                                           1995        1994       1993 (c)
                                                                       ----------- ------------ -----------
Accumulation unit value, beginning of period .........................   $ 11.38     $ 12.40      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................      0.65       (0.09)       (0.09)
  Net realized and unrealized gain (loss) on investments .............      4.53       (0.93)        2.49
                                                                         -------     -------      -------
   Total income (loss) from operations ...............................      5.18       (1.02)        2.40
                                                                         -------     -------      -------
Accumulation unit value, end of period ...............................   $ 16.56     $ 11.38      $ 12.40
                                                                         =======     =======      =======
Total return (a) .....................................................     45.49%      (8.18%)      23.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $67,905     $36,687      $18,620
 Ratios of net investment income (loss) to average net assets (b) ....      4.66%      (0.86%)      (0.92%)

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                     Aggressive Growth Sub-Account
                                                                                              December 31
                                                                         ------------------------------------------------------
                                                                             1997          1996          1995        1994 (d)
                                                                         -----------   -----------   -----------   ------------
Accumulation unit value, beginning of period .........................     $ 14.70       $ 13.43       $  9.82       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        1.75          0.36          0.37         (0.06)
  Net realized and unrealized gain (loss) on investments .............        1.65          0.91          3.24         (0.12)
                                                                           -------       -------       -------       -------
   Total income (loss) from operations ...............................        3.40          1.27          3.61         (0.18)
                                                                           -------       -------       -------       -------
Accumulation unit value, end of period ...............................     $ 18.10       $ 14.70       $ 13.43       $  9.82
                                                                           =======       =======       =======       =======
Total return (a) .....................................................       23.14%         9.46%        36.79%        (1.85%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $94,652       $54,408       $32,904       $ 8,909
 Ratios of net investment income (loss) to average net assets (b) ....       10.26%         2.65%         2.93%        (0.72%)


                                                                                          Balanced Sub-Account
                                                                                              December 31
                                                                         ------------------------------------------------------
                                                                             1997          1996          1995        1994 (d)
                                                                         -----------   -----------   -----------   ------------
Accumulation unit value, beginning of period .........................     $ 12.21       $ 11.13      $   9.37       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        1.55          0.36          0.37          0.22
  Net realized and unrealized gain (loss) on investments .............        0.41          0.72          1.39         (0.85)
                                                                           -------       -------      --------       -------
   Total income (loss) from operations ...............................        1.96          1.08          1.76         (0.63)
                                                                           -------       -------      --------       -------
Accumulation unit value, end of period ...............................     $ 14.17       $ 12.21      $  11.13       $  9.37
                                                                           =======       =======      ========       =======
Total return (a) .....................................................       16.06%         9.73%        18.73%        (6.29%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $10,716       $ 6,418      $  3,795       $ 2,145
 Ratios of net investment income (loss) to average net assets (b) ....       11.62%         3.18%         3.59%         3.06%


                                                                                    Growth & Income Sub-Account (i)
                                                                                              December 31
                                                                         ------------------------------------------------------
                                                                             1997          1996          1995        1994 (d)
                                                                         -----------   -----------   -----------   ------------
Accumulation unit value, beginning of period .........................    $  13.03      $  11.77      $   9.49       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        2.61          0.76          0.49          0.29
  Net realized and unrealized gain (loss) on investments .............        0.45          0.50          1.79         (0.80)
                                                                          --------      --------      --------       -------
   Total income (loss) from operations ...............................        3.06          1.26          2.28         (0.51)
                                                                          --------      --------      --------       -------
Accumulation unit value, end of period ...............................    $  16.09      $  13.03      $  11.77       $  9.49
                                                                          ========      ========      ========       =======
Total return (a) .....................................................       23.54%        10.64%        24.14%        (5.15%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................    $  9,063      $  5,501      $  2,631       $ 1,215
 Ratios of net investment income (loss) to average net assets (b) ....       18.50%         6.38%         4.57%         3.71%

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                          Tactical Asset Allocation Sub-Account
                                                                                       December 31
                                                                         ---------------------------------------
                                                                             1997          1996        1995 (e)
                                                                         -----------   -----------   -----------
Accumulation unit value, beginning of period .........................     $ 13.50       $ 11.90      $  10.00
 Income from operations:
  Net investment income (loss) .......................................        1.20          0.53          0.61
  Net realized and unrealized gain (loss) on investments .............        0.90          1.07          1.29
                                                                           -------       -------      --------
   Total income (loss) from operations ...............................        2.10          1.60          1.90
                                                                           -------       -------      --------
Accumulation unit value, end of period ...............................     $ 15.60       $ 13.50      $  11.90
                                                                           =======       =======      ========
Total return (a) .....................................................       15.55%        13.40%        19.03%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $29,123       $17,946      $  9,446
 Ratios of net investment income (loss) to average net assets (b) ....        8.14%         4.35%         5.47%


                                                                              C.A.S.E. Growth
                                                                                Sub-Account
                                                                                December 31
                                                                         -------------------------
                                                                             1997        1996 (f)
                                                                         -----------   -----------
Accumulation unit value, beginning of period .........................     $ 10.81       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        1.51          0.37
  Net realized and unrealized gain (loss) on investments .............        0.00          0.44
                                                                           -------       -------
   Total income (loss) from operations ...............................        1.51          0.81
                                                                           -------       -------
Accumulation unit value, end of period ...............................     $ 12.32       $ 10.81
                                                                           =======       =======
Total return (a) .....................................................       14.00%         8.09%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $11,946       $ 4,466
 Ratios of net investment income (loss) to average net assets (b) ....       12.65%         6.11%


                                                                               Value Equity
                                                                                Sub-Account
                                                                                December 31
                                                                         -------------------------
                                                                             1997        1996 (f)
                                                                         -----------   -----------
Accumulation unit value, beginning of period .........................     $ 11.25      $  10.00
 Income from operations:
  Net investment income (loss) .......................................        0.14          0.05
  Net realized and unrealized gain (loss) on investments .............        2.55          1.20
                                                                           -------      --------
   Total income (loss) from operations ...............................        2.69          1.25
                                                                           -------      --------
Accumulation unit value, end of period ...............................     $ 13.94      $  11.25
                                                                           =======      ========
Total return (a) .....................................................       23.93%        12.51%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $26,714      $  8,887
 Ratios of net investment income (loss) to average net assets (b) ....        1.05%         0.77%

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                          International        U.S.
                                                                              Equity          Equity
                                                                           Sub-Account      Sub-Account
                                                                           December 31      December 31
                                                                             1997 (g)        1997 (g)
                                                                         ---------------   ------------
Accumulation unit value, beginning of period .........................       $ 10.00         $  10.00
 Income from operations:
  Net investment income (loss) .......................................         (0.03)            0.99
  Net realized and unrealized gain (loss) on investments .............          0.68             1.60
                                                                             -------         --------
   Total income (loss) from operations ...............................          0.65             2.59
                                                                             -------         --------
Accumulation unit value, end of period ...............................       $ 10.65         $  12.59
                                                                             =======         ========
Total return (a) .....................................................          6.54%           25.89%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................       $ 2,289         $  3,258
 Ratios of net investment income (loss) to average net assets (b) ....         (0.28%)           8.28%

 * The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.
     See Notes to Selected Per Unit Data and Ratios below.


NOTES TO SELECTED PER UNIT DATA AND RATIOS:

(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was March 1, 1993.
(d) The inception date of this sub-account was March 1, 1994.
(e) The inception date of this sub-account was January 3, 1995.
(f) The inception date of this sub-account was May 1, 1996.
(g) The inception date of this sub-account was January 2, 1997.
(h) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(i) Prior to May 1, 1997, this sub-account was known as Utility.

                            WRL SERIES LIFE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY OF
                SIGNIFICANT ACCOUNTING
                POLICIES

      The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains fourteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.


      The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.


      Effective May 1, 1997, the names of the Equity-Income and Utility Sub-Accounts were changed to the Strategic Total Return and Growth & Income Sub-Accounts, respectively.


      On December 16, 1997, pursuant to an exemptive order (Rel. No. IC-22944) received from the Securities and Exchange Commission for the substitution of securities issued by the WRL Series Fund and held by the Life Series Account to support individual premium variable life insurance policies, investments were transferred from the Short-to-Intermediate Government Sub-Account to the Bond Sub-Account.


      On January 2, 1997, WRL made an initial contribution of $ 600,000 to the Life Account. The amount of the contribution and units received were as follows:


SUB-ACCOUNT                CONTRIBUTION          UNITS
-----------------------   --------------   ----------------
 International Equity     $ 400,000        40,000.000000
 U.S. Equity              $ 200,000        20,000.000000


      On April 28, 1997, WRL redeemed the initial contribution in the International Equity Sub-Account for $ 406,299 and the U.S. Equity sub-account for $ 197,490.


      The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently applied in the preparation of the Trust's financial statements.


A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS


      Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES


      The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


C. ESTIMATES


      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


NOTE 2 --CHARGES AND DEDUCTIONS


      Charges are assessed by WRL in connection with the issuance and administration of the Policies.


A. POLICY CHARGES


      Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter,

                            WRL SERIES LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                                  (CONTINUED)

NOTE 2 --CHARGES AND DEDUCTIONS
               --(CONTINUED)

monthly administrative and cost of insurance charges are deducted from the sub-accounts. Contingent surrender charges also apply.

      Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.

      Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. LIFE ACCOUNT CHARGES

      A daily charge equal to an annual rate of 0.90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS

      Dividends of the Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semi-annually, while capital gains distributions are declared and reinvested annually. Dividends and distributions of the Fund are recorded on the ex-date and generally are paid to and reinvested by the Life Account on the next business day after the ex-date. Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:
For the year or period ended December 31, 1997 (in thousands)

                                                                             MONEY MARKET           BOND            GROWTH
                                                                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
Purchase of long-term securities ........................................     $ 31,536           $  7,334           $ 95,096
Proceeds from sales of long-term securities .............................       27,586              1,711              9,617

                                                                                             STRATEGIC TOTAL      EMERGING
                                                                               GLOBAL             RETURN           GROWTH
                                                                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
Purchase of long-term securities ........................................     $ 63,481           $ 20,134           $ 51,532
Proceeds from sales of long-term securities .............................        2,595              1,789              5,791

                                                                             AGGRESSIVE                           GROWTH &
                                                                               GROWTH            BALANCED          INCOME
                                                                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
Purchase of long-term securities ........................................     $ 36,390           $  4,654           $  3,925
Proceeds from sales of long-term securities .............................        2,757                571                683

                                                                           TACTICAL ASSET        C.A.S.E.          VALUE
                                                                             ALLOCATION           GROWTH           EQUITY
                                                                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
Purchase of long-term securities ........................................     $ 11,192           $  8,860           $ 16,770
Proceeds from sales of long-term securities .............................        1,496              1,124              2,030

                                                                           INTERNATIONAL           U.S.
                                                                               EQUITY             EQUITY
                                                                          SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
Purchase of long-term securities ........................................     $  4,574           $  4,082
Proceeds from sales of long-term securities .............................        2,322                931

(a) The inception date of this sub-account was January 2, 1997.

                            WRL SERIES LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                                  (CONTINUED)

NOTE 5 -- EQUITY TRANSACTIONS

For the year or period ended December 31, 1997

                                                    MONEY MARKET               BOND                  GROWTH
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year ...........       824,579.964824         593,289.952352      7,208,481.980640
Units issued ................................     9,508,542.992920         567,591.792111      2,877,261.682232
Units redeemed ..............................     9,313,607.867949         325,011.550833      2,113,732.157906
                                                  ----------------         --------------      ----------------
Units balance - end of year .................     1,019,515.089795         835,870.193630      7,972,011.504966
                                                  ================         ==============      ================
                                                                          STRATEGIC TOTAL           EMERGING
                                                       GLOBAL                RETURN                 GROWTH
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year ...........     5,497,026.869725       3,569,906.038362      5,531,857.748031
Units issued ................................     5,204,689.424549       1,808,954.429690      4,085,290.537514
Units redeemed ..............................     2,556,813.294554       1,108,535.542298      2,603,771.462693
                                                  ----------------       ----------------      ----------------
Units balance - end of year .................     8,144,902.999720       4,270,324.925754      7,013,376.822852
                                                  ================       ================      ================

                                                     AGGRESSIVE                                     GROWTH &
                                                      GROWTH                 BALANCED               INCOME
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year ...........     3,702,244.184822         525,703.773282        422,239.257570
Units issued ................................     3,540,013.078309         471,558.712099        351,937.078911
Units redeemed ..............................     2,011,986.165118         240,908.819634        211,046.686884
                                                  ----------------       ----------------      ----------------
Units balance - end of year .................     5,230,271.098013         756,353.665747        563,129.649597
                                                  ================       ================      ================

                                                   TACTICAL ASSET            C.A.S.E.                VALUE
                                                    ALLOCATION               GROWTH                 EQUITY
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year ...........     1,329,562.261984         413,189.701539        789,884.882222
Units issued ................................     1,163,050.985561         930,816.590801      1,771,718.827803
Units redeemed ..............................       625,352.214528         374,627.211274        645,715.985962
                                                  ----------------       ----------------      ----------------
Units balance - end of year .................     1,867,261.033017         969,379.081066      1,915,887.724063
                                                  ================       ================      ================

                                                    INTERNATIONAL              U.S.
                                                      EQUITY                 EQUITY
                                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
Units balance - beginning of period .........            N/A                    N/A
Units issued ................................       484,482.761817         392,911.124759
Units redeemed ..............................       269,593.719591         134,098.291700
                                                  ----------------       ----------------
Units balance - end of period ...............       214,889.042226         258,812.833059
                                                  ================       ================

(a) The inception date of this sub-account was January 2, 1997.

                            WRL SERIES LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                                  (CONTINUED)

NOTE 6 -- OTHER MATTERS


At December 31, 1997, the equity accounts included net unrealized appreciation (depreciation) on investments as follows (in thousands):


SUB-ACCOUNT
----------------------------------
  Money Market ...................  $    N/A
  Bond ...........................       331
  Growth .........................    90,809
  Global .........................     8,984
  Strategic Total Return .........    13,770
  Emerging Growth ................    31,177
  Aggressive Growth ..............     9,032
  Balanced .......................       677
  Growth & Income ................       482
  Tactical Asset Allocation ......     2,489
  C.A.S.E. Growth ................      (235)
  Value Equity ...................     3,178
  International Equity ...........      (103)
  U.S. Equity ....................        15

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

     Also, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                        ERNST & YOUNG LLP
Des Moines, Iowa
February 27, 1998

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS - STATUTORY BASIS

                            (DOLLARS IN THOUSANDS)


                                                            December 31
                                                         1997         1996
                                                     ------------ ------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments ...................  $   13,896   $    2,480
 Bonds .............................................     255,919      359,579
 Common stocks:
   Affiliated entities (cost: 1997 - $150) .........         319            -
   Other (cost: 1997 and 1996 - $302) ..............         428          597
 Mortgage loans on real estate .....................       4,824        6,049
 Home office properties ............................      19,964        7,962
 Policy loans ......................................      76,741       52,604
                                                      ----------   ----------
Total cash and invested assets .....................     372,091      429,271
Premiums deferred and uncollected ..................       1,928        1,943
Accrued investment income ..........................       4,088        5,940
Receivable from affiliates .........................           -        1,165
Transfers from separate accounts ...................     279,958      204,181
Other assets .......................................       5,221        3,962
Separate account assets ............................   4,814,594    3,527,145
                                                      ----------   ----------
Total admitted assets ..............................  $5,477,880   $4,173,607
                                                      ==========   ==========
SEE ACCOMPANYING NOTES.

                                                                December 31
                                                              1997         1996
                                                         ------------- ------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life .................................................  $  186,523    $  155,166
  Annuity ..............................................     296,290       332,230
 Policy and contract claim reserves ....................      10,929         8,584
 Other policyholders' funds ............................       3,877         3,104
 Remittances and items not allocated ...................       9,184         9,107
 Federal income taxes payable ..........................       2,283         1,266
 Asset valuation reserve ...............................       2,436         5,710
 Interest maintenance reserve ..........................       9,134         7,451
 Short-term note payable to affiliate ..................       8,200             -
 Payable to affiliate ..................................       1,925        20,463
 Other liabilities .....................................      19,257        13,082
 Separate account liabilities ..........................   4,812,979     3,521,888
                                                          ----------    ----------
Total liabilities ......................................   5,363,017     4,078,051
Commitments and contingencies
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares authorized,
   issued and outstanding ..............................       1,500         1,500
 Paid-in surplus .......................................      88,015        68,015
 Unassigned surplus ....................................      25,348        26,041
                                                          ----------    ----------
Total capital and surplus ..............................     114,863        95,556
                                                          ----------    ----------
Total liabilities and capital and surplus ..............  $5,477,880    $4,173,607
                                                          ==========    ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF OPERATIONS - STATUTORY BASIS

                             (DOLLARS IN THOUSANDS)


                                                                                               Year ended December 31
                                                                                            1997         1996         1995
                                                                                       ------------- ------------ -----------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life ...............................................................................  $  394,370    $  293,590   $ 191,508
  Annuity ............................................................................     822,149       740,125     378,390
 Net investment income ...............................................................      40,013        36,067      40,891
 Amortization of interest maintenance reserve ........................................       1,576         1,335         882
 Commissions and expense allowances on reinsurance ceded .............................          11            11          11
 Other income ........................................................................       3,016        13,398       8,237
                                                                                        ----------    ----------  ----------
                                                                                         1,261,135     1,084,526     619,919
Benefits and expenses:
 Benefits paid or provided for:
  Life ...............................................................................      28,060        21,256      17,844
  Surrender benefits .................................................................     431,939       286,406     206,250
  Other benefits .....................................................................      28,112        23,270      19,530
  Increase (decrease) in aggregate reserves for policies and contracts: ..............
   Life ..............................................................................      29,485        80,139     (15,132)
   Annuity ...........................................................................     (35,940)       12,877       5,229
   Other .............................................................................         794           422         109
                                                                                        ----------    ----------  ----------
                                                                                           482,450       424,370     233,830
 Insurance expenses:
  Commissions ........................................................................     179,106       140,261      82,903
  General insurance expenses .........................................................      70,546        47,406      37,246
  Taxes, licenses and fees ...........................................................      13,101        10,848       8,919
  Transfer to separate accounts ......................................................     519,214       452,471     242,427
  Other expenses .....................................................................          21            60          34
                                                                                        ----------    ----------  ----------
                                                                                           781,988       651,046     371,529
                                                                                        ----------    ----------  ----------
                                                                                         1,264,438     1,075,416     605,359
                                                                                        ----------    ----------  ----------
Gain (loss) from operations before federal income taxes and realized capital gains
  (losses) on investments ............................................................      (3,303)        9,110      14,560
Federal income tax expense ...........................................................         469         9,297       8,917
                                                                                        ----------    ----------  ----------
Gain (loss) from operations before realized capital gains (losses)
  on investments .....................................................................      (3,772)         (187)      5,643
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest
  maintenance reserve) ...............................................................         747          (811)     (1,678)
                                                                                        ----------    ----------  ----------
Net income (loss) ....................................................................  $   (3,025)   $     (998)  $   3,965
                                                                                        ==========    ==========  ==========

     SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS

                             (DOLLARS IN THOUSANDS)

                                                        COMMON STOCK   PAID-IN SURPLUS
                                                       -------------- -----------------
Balance at January 1, 1995 ...........................     $1,500          $68,015
 Net income for 1995 .................................          -                -
 Net unrealized capital losses .......................          -                -
 Decrease in non-admitted assets .....................          -                -
 Decrease in asset valuation reserve .................          -                -
 Increase in surplus in separate accounts ............          -                -
 Change in reserve valuation .........................          -                -
 Other adjustments ...................................          -                -
                                                           ------          -------
Balance at December 31, 1995 .........................      1,500           68,015
 Net loss for 1996 ...................................          -                -
 Net unrealized capital gains ........................          -                -
 Decrease in non-admitted assets .....................          -                -
 Increase in asset valuation reserve .................          -                -
 Increase in surplus in separate accounts ............          -                -
 Change in reserve valuation .........................          -                -
                                                           ------          -------
Balance at December 31, 1996 .........................      1,500           68,015
 Net loss for 1997 ...................................          -                -
 Increase in non-admitted assets .....................          -                -
 Decrease in asset valuation reserve .................          -                -
 Decrease in surplus in separate accounts ............          -                -
 Change in reserve valuation .........................          -                -
 Capital contribution ................................          -           20,000
 Tax effect of capital loss carry-forward utilized
   by affiliates .....................................          -                -
                                                           ------          -------
Balance at December 31, 1997 .........................     $1,500          $88,015
                                                           ======          =======


                                                        UNASSIGNED SURPLUS   TOTAL CAPITAL AND SURPLUS
                                                       -------------------- --------------------------
Balance at January 1, 1995 ...........................       $ 25,505                $ 95,020
 Net income for 1995 .................................          3,965                   3,965
 Net unrealized capital losses .......................           (500)                   (500)
 Decrease in non-admitted assets .....................            903                     903
 Decrease in asset valuation reserve .................          2,901                   2,901
 Increase in surplus in separate accounts ............            541                     541
 Change in reserve valuation .........................         (3,496)                 (3,496)
 Other adjustments ...................................         (1,395)                 (1,395)
                                                             --------                --------
Balance at December 31, 1995 .........................         28,424                  97,939
 Net loss for 1996 ...................................           (998)                   (998)
 Net unrealized capital gains ........................          1,294                   1,294
 Decrease in non-admitted assets .....................            199                     199
 Increase in asset valuation reserve .................           (120)                   (120)
 Increase in surplus in separate accounts ............            237                     237
 Change in reserve valuation .........................         (2,995)                 (2,995)
                                                             --------                --------
Balance at December 31, 1996 .........................         26,041                  95,556
 Net loss for 1997 ...................................         (3,025)                 (3,025)
 Increase in non-admitted assets .....................           (702)                   (702)
 Decrease in asset valuation reserve .................          3,274                   3,274
 Decrease in surplus in separate accounts ............         (2,115)                 (2,115)
 Change in reserve valuation .........................         (1,872)                 (1,872)
 Capital contribution ................................              -                  20,000
 Tax effect of capital loss carry-forward utilized
   by affiliates .....................................          3,747                   3,747
                                                             --------                --------
Balance at December 31, 1997 .........................       $ 25,348                $114,863
                                                             ========                --------

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF CASH FLOWS - STATUTORY BASIS

                             (DOLLARS IN THOUSANDS)



                                                                      Year ended December 31
                                                             -----------------------------------------
                                                                  1997          1996          1995
                                                             ------------- ------------- -------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance ......  $1,224,228    $1,046,548    $  577,986
Net investment income ......................................      43,802        38,666        42,359
Life and accident and health claims ........................     (26,005)      (20,655)      (16,759)
Surrender benefits and other fund withdrawals ..............    (431,939)     (286,406)     (206,250)
Other benefits to policyholders ............................     (28,147)      (22,129)      (19,041)
Commissions, other expenses and other taxes ................    (261,352)     (196,373)     (128,341)
Net transfers to separate accounts .........................    (596,347)     (658,326)     (242,427)
Federal income taxes paid ..................................      (5,006)       (9,449)       (7,531)
Interest paid ..............................................        (731)            -             -
Other, net .................................................      (6,768)       28,325        (4,284)
                                                              ----------    ----------    ----------
Net cash used in operating activities ......................     (88,265)      (79,799)       (4,288)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ................................     146,963       122,820       108,554
 Common stocks .............................................           -             -         2,108
 Mortgage loans on real estate .............................       2,116           132         1,954
 Real estate ...............................................           -         4,304             -
 Other .....................................................           -           175             -
                                                              ----------    ----------    ----------
                                                                 149,079       127,431       112,616
Cost of investments acquired ...............................
 Bonds and preferred stocks ................................     (40,418)      (26,826)     (139,402)
 Common stocks .............................................        (150)           (4)         (589)
 Mortgage loans on real estate .............................        (891)            -            (6)
 Real estate ...............................................     (12,002)       (7,837)         (449)
 Policy loans ..............................................     (24,137)      (15,479)       (9,605)
 Other .....................................................           -            (5)            -
                                                              ----------    -----------   ----------
                                                                 (77,598)      (50,151)     (150,051)
                                                              ----------    ----------    ----------
Net cash provided by (used in) investing activities ........      71,481        77,280       (37,435)
FINANCING ACTIVITIES
Issuance of short-term note payable to affiliate ...........       8,200             -             -
Capital contribution .......................................      20,000             -             -
                                                              ----------    ----------    ----------
Net cash provided by financing activities ..................      28,200             -             -
                                                              ----------    ----------    ----------
Increase (decrease) in cash and short-term investments .....      11,416        (2,519)      (41,723)
Cash and short-term investments at beginning of year .......       2,480         4,999        46,722
                                                              ----------    ----------    ----------
Cash and short-term investments at end of year .............  $   13,896    $    2,480    $    4,999
                                                              ==========    ==========    ==========

     SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS

                            (DOLLARS IN THOUSANDS)

DECEMBER 31, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION


Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.


NATURE OF BUSINESS


The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.


BASIS OF PRESENTATION


The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally carried at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; and (l) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company.


The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's statutory surplus cannot be determined at this time and could be material.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)
Other significant statutory accounting practices are as follows:


CASH AND CASH EQUIVALENTS


For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.


INVESTMENTS


Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market and include shares of mutual funds (money market and other), and the related unrealized capital gains/ (losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office property is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.


Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.


During 1997, 1996 and 1995, net realized capital gains of $3,259, $2,394 and $554, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,576, $1,335 and $882 for the years ended December 31, 1997, 1996 and 1995, respectively.


Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1997, 1996 and 1995, with respect to such practices.


AGGREGATE RESERVES FOR POLICIES


Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.


The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.


Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)

Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.


POLICY AND CONTRACT CLAIM RESERVES


Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.


SEPARATE ACCOUNTS


Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,164,013, $997,513 and $466,822 in 1997, 1996 and 1995,
respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.


RECLASSIFICATIONS


Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.

NOTE 2 -- FAIR VALUES OF FINANCIAL
                INSTRUMENTS


Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.


INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.


MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 2 -- FAIR VALUES OF FINANCIAL
                INSTRUMENTS--(CONTINUED)

INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.


The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:


                                                 December 31
                                     1997                          1996
                          ---------------------------   ---------------------------
                            CARRYING         FAIR         Carrying         Fair
                              VALUE          VALUE          Value          Value
                          ------------   ------------   ------------   ------------
 ADMITTED ASSETS
 Bonds ................   $ 255,919      $ 267,763      $ 359,579      $ 372,319
 Common stocks ........         747            747            597            597
 Mortgage loans
   on real estate .....       4,824          5,143          6,049          6,134
 Policy loans .........      76,741         76,741         52,604         52,604
 Cash and
   short-term
   investments ........      13,896         13,896          2,480          2,480
 Separate account
   assets .............   4,814,594      4,814,594      3,527,145      3,527,145

 LIABILITIES
 Investment
   contract
   liabilities ........     280,121        276,113        321,293        314,748
 Separate account
   annuities ..........   3,615,255      3,565,557      2,692,614      2,647,266


NOTE 3 -- INVESTMENTS


The carrying value and estimated fair value of investments in debt securities are as follows:


                                            GROSS          GROSS       ESTIMATED
                            CARRYING     UNREALIZED     UNREALIZED       FAIR
                              VALUE         GAINS         LOSSES         VALUE
                           ----------   ------------   ------------   ----------
 DECEMBER 31, 1997
 Bonds:
  United States
     Government
     and agencies ......   $  3,675     $     9           $   30      $  3,654
  State, municipal
     and other
     government ........      3,855         360                -         4,215
  Public utilities .....     15,794         904              403        16,295
  Industrial and
     miscellaneous .....    121,513       7,700              710       128,503
  Mortgage-backed
     securities ........    111,082       4,198              184       115,096
                           --------     -------           ------      --------
  Total bonds ..........   $255,919     $13,171           $1,327      $267,763
                           ========     =======           ======      ========


                                             GROSS        GROSS     ESTIMATED
                               CARRYING   UNREALIZED   UNREALIZED     FAIR
                                 VALUE       GAINS       LOSSES       VALUE
                              ---------- ------------ ------------ ----------
  DECEMBER 31, 1996
  Bonds:
   United States
      Government and
      agencies .............. $ 11,422      $    13      $  292    $ 11,143
   State, municipal
      and other
      government ............    5,504          274           -       5,778
   Public utilities .........   14,808          848          80      15,576
   Industrial and
      miscellaneous .........  173,097        8,889         910     181,076
   Mortgage-backed
      securities ............  154,748        4,617         619     158,746
                              --------      -------      ------    --------
   Total bonds .............. $359,579      $14,641      $1,901    $372,319
                              ========      =======      ======    ========

The carrying value and fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 3 -- INVESTMENTS--(CONTINUED)

                                                                      ESTIMATED
                                                         CARRYING       FAIR
                                                           VALUE        VALUE
                                                        ----------   ----------
 Due in one year or less ............................   $ 18,310     $ 18,467
 Due one through five years .........................     67,005       70,952
 Due five through ten years .........................     29,508       30,621
 Due after ten years ................................     30,014       32,627
                                                        --------     --------
                                                         144,837      152,667
 Mortgage and other asset backed securities .........    111,082      115,096
                                                        --------     --------
                                                        $255,919     $267,763
                                                        ========     ========

A detail of net investment income is presented below:


                                                    Year ended December 31
                                             ------------------------------------
                                                1997         1996         1995
                                             ----------   ----------   ----------
 Interest on bonds .......................   $25,723      $33,969      $38,624
 Dividends on equity investments .........    10,855            -           30
 Interest on mortgage loans ..............       478          559          573
 Rental income on real estate ............     1,371          919        1,014
 Interest on policy loans ................     4,656        3,339        2,353
 Other investment income .................        26            9          328
                                             -------      -------      -------
 Gross investment income .................    43,109       38,795       42,922

 Investment expenses .....................    (3,096)      (2,728)      (2,031)
                                             -------      -------      -------
 Net investment income ...................   $40,013      $36,067      $40,891
                                             =======      =======      =======

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:


                                           Year ended December 31
                                   ---------------------------------------
                                       1997          1996          1995
                                   -----------   -----------   -----------
 Proceeds ......................   $146,963      $122,820      $108,554
                                   ========      ========      ========

 Gross realized gains ..........   $  3,921      $  2,984      $  1,631
 Gross realized losses .........        626           791         1,346
                                   --------      --------      --------
 Net realized gains ............   $  3,295      $  2,193      $    285
                                   ========      ========      ========

At December 31, 1997, bonds with an aggregate carrying value of $5,474 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                     Realized
                                                      ---------------------------------------
                                                              Year ended December 31
                                                      ---------------------------------------
                                                          1997          1996          1995
                                                      -----------   -----------   -----------
 Debt securities ..................................   $3,295        $2,193        $   285
 Mortgage loans ...................................        -             -         (1,409)
 Real estate ......................................        -          (606)             -
 Other invested assets ............................        -            (4)             -
                                                      ------        -------       -------
                                                       3,295         1,583         (1,124)

 Tax benefit ......................................     (711)            -              -
 Transfer to interest maintenance reserve .........   (3,259)       (2,394)          (554)
                                                      ------        ------        -------
 Net realized gains (losses) ......................   $  747        $ (811)       $(1,678)
                                                      ======        ======        =======


                                              Change in Unrealized
                                     ---------------------------------------
                                             Year ended December 31
                                     ---------------------------------------
                                        1997           1996          1995
                                     ----------   -------------   ----------
 Debt securities .................     $ (896)    $(14,442)        $36,399
 Common stock ....................          -          (66)           (236)
                                       ------     --------         -------
 Change in unrealized appreciation
   (depreciation) ................     $ (896)    $(14,508)        $36,163
                                       ======     ========         =======

Gross unrealized gains (losses) on common stocks were as follows:

                                         Unrealized
                                  -------------------------
                                   Year ended December 31
                                  -------------------------
                                   1997     1996      1995
                                  ------   ------   -------

 Unrealized gains .............   $295     $295     $361
 Unrealized losses ............      -        -        -
                                  ----     ----     ----
 Net unrealized gains .........   $295     $295     $361
                                  ====     ====     ====

During 1997, the Company issued one mortgage loan with an interest rate of 8.07%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 69%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 3 -- INVESTMENTS--(CONTINUED)

During 1997, 1996 and 1995, no mortgage loans were foreclosed and transferred to real estate. During 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $54 and $138, respectively.

At December 31, 1997, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.


NOTE 4 -- REINSURANCE


The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.


                                      1997            1996           1995
                                 -------------   -------------   -----------
 Direct premiums .............    $1,219,271      $1,034,757      $570,413
 Reinsurance assumed .........         2,389           2,063         1,569
 Reinsurance ceded ...........        (5,141)         (3,105)       (2,084)
                                  ----------      ----------      --------
 Net premiums earned .........    $1,216,519      $1,033,715      $569,898
                                  ==========      ==========      ========

The Company received reinsurance recoveries in the amount of $2,288, $2,156 and $512 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,721 and $974, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $1,369 and $1,140, respectively.


NOTE 5 -- INCOME TAXES


For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.


Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital gains (losses) for the following reasons:


                                                        1997          1996        1995
                                                    ------------   ---------   ---------
 Computed tax at federal statutory rate
   (35%) ........................................     $ (1,156)     $3,189      $5,096
 Deferred acquisition costs - tax basis .........        9,164       7,172       4,241
 Tax reserve valuation ..........................         (194)       (696)        (34)
 Excess tax depreciation ........................         (127)        (65)        (49)
 Amortization of IMR ............................         (552)       (467)       (309)
 Dividend received deduction ....................       (5,326)          -           -
 Other, net .....................................       (1,340)        164         (28)
                                                      --------      ------      ------
 Federal income tax expense .....................     $    469      $9,297      $8,917
                                                      ========      ======      ======

For the year ended December 31, 1997, federal income tax benefit differs from the amount computed by applying the statutory federal income tax rate to realized gains due to the recognition for tax purposes of a deferred loss previously incurred on a transfer of bonds from the Company to an affiliate.


Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.


In 1995, the Company reached a final settlement with the Internal Revenue Service for 1987 through 1993 resulting in taxes of $1,275 and interest of $120 (net of $65 tax effect).

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 5 -- INCOME TAXES--(CONTINUED)

The assessment was charged to surplus as a prior period adjustment. An examination is currently underway for years 1994 through 1995.

At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.


NOTE 6 -- POLICY AND CONTRACT ATTRIBUTES


Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately
 .03% and .04% of life insurance in force at December 31, 1997 and 1996, respectively.


A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:




                                                       December 31
                                   ---------------------------------------------------
                                             1997                      1996
                                   ------------------------- -------------------------
                                                   PERCENT                   Percent
                                      AMOUNT      OF TOTAL      Amount      of Total
                                   ------------ ------------ ------------ ------------
 Subject to discretionary
   withdrawal with market
   value adjustment ..............  $   13,812      1%        $   14,881      1%
 Subject to discretionary
   withdrawal at book value
   less surrender charge .........      68,376      2             63,619      2
 Subject to discretionary
   withdrawal at market value        3,615,255     91          2,692,614     89


                                                       December 31
                                   ---------------------------------------------------
                                             1997                      1996
                                   ------------------------- -------------------------
                                                   PERCENT                   Percent
                                      AMOUNT      OF TOTAL      Amount      of Total
                                   ------------ ------------ ------------ ------------
 Subject to discretionary
   withdrawal at book value
   (minimal or no charges or
   adjustments) ..................     201,457      5            239,204      7
 Not subject to discretionary
   withdrawal provision ..........      16,572      1             17,603      1
                                    ----------     --         ----------     --
                                     3,915,472  100%           3,027,921  100%
                                                =====                     =====
 Less reinsurance ceded ..........           -                         -
                                    ----------                ----------
 Total policy reserves on
   annuities and deposit fund
   liabilities ...................  $3,915,472                $3,027,921
                                    ==========                ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                 1997            1996           1995
                                            -------------   -------------   -----------
 Transfers as reported in the
    summary of operations of the
    separate accounts statement:
 Transfers to separate accounts .........   $1,164,013      $997,513         $466,882
 Transfers from separate
   accounts .............................      646,477       339,523          224,416
                                            ----------      --------        ---------
 Net transfers to separate
   accounts .............................      517,536       657,990          242,466
 Reconciling adjustments - change
   in accruals for investment
   management, administration
   fees and contract guarantees,
   and separate account surplus .........        1,678      (205,519)             (39)
                                            ----------      --------        ---------
 Transfers as reported in the
   summary of operations of the
   life, accident and health annual
   statement ............................   $  519,214      $452,471         $242,427
                                            ==========      ========        =========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 6 -- POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

                                                   GROSS      LOADING       NET
                                                 ---------   ---------   --------
 DECEMBER 31, 1997
 Ordinary direct first year business .........   $    2         $  1     $    1
 Ordinary direct renewal business ............    1,350          140      1,210
 Group life direct business ..................      717            -        717
                                                 ------         ----     ------
                                                 $2,069         $141     $1,928
                                                 ======         ====     ======

 DECEMBER 31, 1996
 Ordinary direct first year business .........   $   40         $  9     $   31
 Ordinary direct renewal business ............    1,431          225      1,206
 Group life direct business ..................      622            -        622
 Annuity renewal business ....................       94           10         84
                                                 ------         ----     ------
                                                 $2,187         $244     $1,943
                                                 ======         ====     ======

At December 31, 1997 and 1996, the Company had insurance in force aggregating $1,710 and $1,904, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $26 and $27 to cover these deficiencies at December 31, 1997 and 1996, respectively.


In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $1,872, $2,995 and $3,496 was made for the years ended December 31, 1997, 1996 and 1995, respectively, related to the change in reserve methodology.


NOTE 7 -- DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.


NOTE 8 -- RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $659, $581 and $505 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.


The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $448, $184 and $305 for the years ended December 31, 1997, 1996 and 1995, respectively.


AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 8 -- RETIREMENT AND COMPENSATION PLANS--(CONTINUED)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $99, $98 and $86 for the years ended December 31, 1997, 1996 and 1995, respectively.

NOTE 9 -- RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $10,040, $10,038 and $8,825, respectively, for such services, which approximates their costs to the affiliates. Company provides office space, marketing and administrative services to certain affiliates. During 1997, 1996 and 1995, the Company received $4,395, $3,271 and $4,545, respectively, for such services, which approximates their cost. The Company had a net payable with affiliates of $1,925 and $19,298 at December 31, 1997 and 1996, respectively.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.33% at December 31, 1997. During 1997, 1996 and 1995, the Company paid (received) net interest of $364, $138 and $(294), respectively, to (from) affiliates.

The Company received capital contributions of $20,000 from its parent in 1997.

At December 31, 1997, the Company has a $8,200 short-term note payable to an affiliate. Interest on this note accrues at 5.60 %.

NOTE 10 -- COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown nsolvencies are not determinable by the Company. The Company has established a reserve of $4,007 and $4,344 and an offsetting premium tax benefit of $1,070 and $1,218 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $0, $212 and $1,950 at December 31, 1997, 1996 and 1995, respectively.

NOTE 11 -- YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(DOLLARS IN THOUSANDS)

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

       SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1997


SCHEDULE I


                                                                                            AMOUNT AT WHICH
                                                                                             SHOWN IN THE
TYPE OF INVESTMENT                                                    COST (1)     VALUE     BALANCE SHEET
-------------------------------------------------------------------- ---------- ---------- ----------------
FIXED MATURITIES
Bonds:
 United States Government and government agencies and authorities ..  $ 65,611   $ 68,452      $ 65,611
 States, municipalities and political subdivisions .................     1,840      1,974         1,840
 Foreign governments ...............................................     2,015      2,241         2,015
 Public utilities ..................................................    15,794     16,295        15,794
 All other corporate bonds .........................................   170,659    178,801       170,659
                                                                      --------   --------      --------
Total fixed maturities .............................................   255,919    267,763       255,919
EQUITY SECURITIES
Common stocks:
 Industrial, miscellaneous and all other ...........................       452        747           747
                                                                      --------   --------      --------
Total equity securities ............................................       452        747           747
Mortgage loans on real estate ......................................     4,824                    4,824
Real estate ........................................................    19,964                   19,964
Policy loans .......................................................    76,741                   76,741
Cash and short-term investments ....................................    13,896                   13,896
                                                                      --------                 --------
Total investments ..................................................  $371,796                 $372,091
                                                                      ========                 ========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                      SUPPLEMENTARY INSURANCE INFORMATION

                            (DOLLARS IN THOUSANDS)


SCHEDULE III


                                                                                          BENEFITS,
                                                                                           CLAIMS,
                                 FUTURE POLICY    POLICY AND                    NET      LOSSES AND     OTHER
                                  BENEFITS AND     CONTRACT      PREMIUM    INVESTMENT   SETTLEMENT   OPERATING
                                    EXPENSES     LIABILITIES     REVENUE      INCOME*     EXPENSES    EXPENSES*
                                --------------- ------------- ------------ ------------ ------------ ----------
YEAR ENDED DECEMBER 31, 1997
Individual life ...............     $177,088       $ 9,533     $  390,452     $13,742     $ 88,738    $176,303
Group life ....................        9,435           805          3,918         810        3,986       3,292
Annuity .......................      296,290           591        822,149      25,461      389,726      83,179
                                    --------       -------     ----------     -------     --------    --------
                                    $482,813       $10,929     $1,216,519     $40,013     $482,450    $262,774
                                    ========       =======     ==========     =======     ========    ========
YEAR ENDED DECEMBER 31, 1996
Individual life ...............     $145,964       $ 7,017     $  289,375     $ 8,228     $125,861    $124,181
Group life and health .........        9,202           713          4,215       3,940        3,828       2,818
Annuity .......................      332,230           854        740,125      23,899      294,681      71,576
                                    --------       -------     ----------     -------     --------    --------
                                    $487,396       $ 8,584     $1,033,715     $36,067     $424,370    $198,575
                                    ========       =======     ==========     =======     ========    ========
YEAR ENDED DECEMBER 31, 1995
Individual life ...............     $ 64,128       $ 5,811     $  188,143     $ 9,470     $ 20,048    $ 83,709
Group life ....................        7,904           701          3,365       1,054        2,774         946
Annuity .......................      319,353           100        378,390      30,367      211,008      44,447
                                    --------       -------     ----------     -------     --------    --------
                                    $391,385       $ 6,612     $  569,898     $40,891     $233,830    $129,102
                                    ========       =======     ==========     =======     ========    ========

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                                  REINSURANCE

                            (DOLLARS IN THOUSANDS)


SCHEDULE IV




                                                    CEDED TO      ASSUMED                   PERCENTAGE OF
                                                     OTHER      FROM OTHER        NET       AMOUNT ASSUMED
                                   GROSS AMOUNT    COMPANIES     COMPANIES      AMOUNT          TO NET
                                  -------------- ------------- ------------ -------------- ---------------
YEAR ENDED DECEMBER 31, 1997
Life insurance in force .........  $40,221,361    $6,776,447    $2,692,822   $36,137,736          7.5%
                                   ===========    ==========    ==========   ===========          ===
Premiums:
 Individual life ................  $   395,361    $    4,910    $        -   $   390,452          0.0%
 Group life and health ..........        1,761           231         2,389         3,918         61.0
 Annuity ........................      822,149             -             -       822,149          0.0
                                   -----------    ----------    ----------   -----------         ----
                                   $ 1,219,271    $    5,141    $    2,389   $ 1,216,519          0.2%
                                   ===========    ==========    ==========   ===========         ====
YEAR ENDED DECEMBER 31, 1996
Life insurance in force .........  $28,168,880    $4,463,986    $2,210,601   $25,915,495          8.5%
                                   ===========    ==========    ==========   ===========         ====
Premiums:
 Individual life ................  $   292,239    $    2,863    $        -   $   289,376          0.0%
 Group life and health ..........        2,393           242         2,063         4,214         49.0
 Annuity ........................      740,125             -             -       740,125          0.0
                                   -----------    ----------    ----------   -----------         ----
                                   $ 1,034,757    $    3,105    $    2,063   $ 1,033,715          0.2%
                                   ===========    ==========    ==========   ===========         ====
YEAR ENDED DECEMBER 31, 1995
Life insurance in force .........  $19,438,203    $1,365,119    $1,619,378   $19,692,462          8.2%
                                   ===========    ==========    ==========   ===========         ====
Premiums:
 Individual life ................  $   189,870    $    1,727    $        -   $   188,143          0.0%
 Group life .....................        2,153           357         1,569         3,365         46.6
 Annuity ........................      378,390             -             -       378,390          0.0
                                   -----------    ----------    ----------   -----------         ----
                                   $   570,413    $    2,084    $    1,569   $   569,898          0.2%
                                   ===========    ==========    ==========   ===========         ====